TRADE, OTHER PAYABLES AND PROVISIONS	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
TRADE, OTHER PAYABLES AND PROVISIONS	TRADE, OTHER PAYABLES AND PROVISIONS

	US Dollars
Figures in millions	2021	2020	2019

Non-current
Other payables	7	8	15

Current
Trade payables	406	403	365
Accruals(1)	205	191	167
Short-term provisions	31	30	53
Other payables	5	3	1
	647	627	586
Total trade, other payables and provisions	654	635	601
Current trade and other payables are non-interest bearing and are normally settled within 60 days.
(1) Includes accrual for silicosis of $16m (2020: $12m; 2019: $11m) and retrenchments of $7m (2020: nil; 2019: nil).